Related Party Transactions and Balances	12 Months Ended
Mar. 31, 2025
Related Party Transactions and Balances [Abstract]
Related Party Transactions and Balances

8. Related Party Transactions and Balances

Remuneration of directors and key management personnel of the Company for the years ended March 31, 2025, 2024, and 2023 were as follows:

	For the years ended March 31,
	2025	2024	2023
Consulting fees charged by directors of the Company	$8,900	$10,000	$10,000
Exploration consulting fees charged by directors	$3,200	$16,000	$15,100
Salaries, fees and benefits	$280,050	$234,800	$200,000
Share-based payments	$114,900	$1,455,180	$600,000

Related party balances as at March 31, 2025 and 2024 were as follows:

	March 31, 2025	March 31, 2024
Amounts due to Directors and Officers of the Company	$26,501	$171,294
Amounts due to companies controlled by directors and officers	116,388	83,575
Total	$142,889	$254,869

The directors’ and officers’ balances also include fees and expenses owing to directors and officers incurred in the normal course of business.